DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued operations [Line Items]
Schedule of Assets and Liabilities Held for Sale
As of December 31,
2014
RMB
Assets classified as held for sale
Cash and cash equivalents	36,063
Restricted cash	2,000
Term deposits	11,023
Accounts receivable, net	-
Deferred tax assets	6,107
Prepaid and other current assets	52,243
Deferred tax assets, non-current	67,327
Property and equipment, net	58,900
Intangible assets, net	40,669
Goodwill	189,470
Other non-current assets	48,620
Total assets	512,422

Liabilities classified as held for sale
Short-term borrowings	4,000
Deferred revenue	455,173
Accounts payable	49
Accrued and other liabilities	49,375
Income taxes payable	5,101
Amounts due to related parties	-
Deferred tax liabilities	19,720
Total liabilities	533,418

Tianjin Holding [Member]
Discontinued operations [Line Items]
Schedule of Revenues and Income (Loss) from Discontinued Pperations
	Years ended December, 31
	2013	2014	2015
	RMB	RMB	RMB
Revenues	50,043	-	-
Impairment loss	-	-	-
Loss from discontinued operation	(22,735)	-	-
Income tax expense	(6,637)	-	-
Loss from discontinued operation, net of income tax	(29,372)	-	-
Loss on sale of discontinued operation, net of income tax (note(i))	(174,629)	-	-
Loss from and on sale of discontinued operation, net of income tax	(204,001)	-	-

Note (i)	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 5,538 for the year ended December 31, 2013.

21st School [Member]
Discontinued operations [Line Items]
Schedule of Revenues and Income (Loss) from Discontinued Pperations
	Years ended December, 31
	2013	2014	2015
	RMB	RMB	RMB
Revenues	17,939	-	-
Impairment loss	-	-	-
Income from discontinued operation	3,312	-	-
Income tax expense	(578)	-	-
Income from discontinued operations, net of income tax	2,734	-	-
Loss on sale of discontinued operation, net of income tax (note(i))	(74,938)	-	-
Loss from and on sale of discontinued operation, net of income tax	(72,204)	-	-

Note (i)	No foreign currency translation adjustment is included in the loss on sale of discontinued operation.

Jinghan Group [Member]
Discontinued operations [Line Items]
Schedule of Revenues and Income (Loss) from Discontinued Pperations
	Years ended December, 31
	2013	2014	2015
	RMB	RMB	RMB
Revenues	603,976	679,295	171,938
Impairment loss	-	-	-
Loss from discontinued operation	(89,291)	(73,499)	(4,499)
Income tax benefit	19,047	15,735	1,385
Loss from discontinued operation, net of income tax	(70,244)	(57,764)	(3,114)
Income on sale of discontinued operation, net of income tax (note(i))	-	-	343,912
Income (loss) from and on sale of discontinued operation, net of income tax	(70,244)	(57,764)	340,798

Note (i)	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.